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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623

                        Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2010 through November 30, 2011


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


           Pioneer Equity
           Opportunity Fund
--------------------------------------------------------------------------------
           Annual Report | November 30, 2011
--------------------------------------------------------------------------------




           Ticker Symbols:
           Class A   PEOFX
           Class B   PEOBX
           Class C   PEOCX




           [LOGO] PIONEER
                  Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                       2

Portfolio Management Discussion                                             4

Portfolio Summary                                                           9

Prices and Distributions                                                   10

Performance Update                                                         11

Comparing Ongoing Fund Expenses                                            14

Schedule of Investments                                                    16

Financial Statements                                                       22

Notes to Financial Statements                                              29

Report of Independent Registered Public Accounting Firm                    36

Approval of Investment Advisory Agreement                                  37

Trustees, Officers and Service Providers                                   41


                Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     1

President's Letter

Dear Shareowner,

During the first three quarters of 2011, the U.S. economy struggled to gain solid footing. The economy went through a soft patch in the first half, and the second half, so far, has been highlighted by the U.S. government's battle over the debt ceiling and Standard & Poor's downgrade of the U.S. Treasury's credit rating from the top rating of "AAA" for the first time in history. After rallying nicely in the first half, U.S. equity markets reacted sharply this summer to the political stalemate and the downgrade. There has been continued pressure on equities due to concerns about the growing European sovereign-debt crisis and its potential impact on the global economy.

Despite legitimate reasons for concern, we believe there are also reasons for optimism that the U.S. economy will continue to exhibit modest growth and is not headed into a severe recession. Corporations continue to post solid earnings and, for the most part, are maintaining their positive earnings outlooks. They also have strong balance sheets with improved net leverage and high cash levels. Auto production has rebounded following the Japanese supply-chain interruptions caused by the earthquake and tsunami last spring. Retail sales growth year-over-year has remained steady despite low consumer confidence. And despite high unemployment in the U.S., private sector employment has grown consistently, albeit modestly, since February 2010. There are certainly risks to our outlook, including possible contagion from the European sovereign-debt and banking crisis, the fiscal drag from federal and state budget cuts in the U.S., as well as potential "negative feedback loops" from capital-market volatility. But broadly speaking, we think the subpar economic recovery is consistent with recoveries from other "balance sheet"-caused recessions.

The difficult recovery process has been accompanied by wide market swings. While this is a challenging environment, our investment professionals continue to focus on finding good investment opportunities in both equity and bond markets, using the same disciplined approach Pioneer has used since 1928. Our approach is to identify undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.


2    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,


/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     3

Portfolio Management Discussion | 11/30/11

Pioneer Equity Opportunity Fund delivered solid performance over the 12 months ended November 30, 2011, especially in comparison to the funds in its peer group. Late in the 12-month period, a new benchmark index for the Fund, the Russell 3000 Index, was put into place. In the following discussion, Timothy Horan discusses the Fund's positioning and performance during the period as well as the change in benchmarks, and also reviews the forces that shaped the market environment over the 12 months. Mr. Horan, vice president and portfolio manager at Pioneer, is responsible for the daily management of the Fund.

Q  How did the Fund perform during the 12 months ended November 30, 2011?

A Pioneer Equity Opportunity Fund Class A shares returned 7.55% at net asset value during the 12 months ended November 30, 2011, while the Fund's original benchmark, the Russell 2500 Index, returned 4.65%, and the Fund's new benchmark, the Russell 3000 Index, returned 7.00%. The Fund's new benchmark was in place only during the final month of the 12-month period (November 2011). During the same 12-month period, the average return of the 780 mutual funds in Lipper's Multi-Cap Core funds category was 3.59%.

Q Could you describe the investment environment during the 12 months ended November 30, 2011?

A After a strong start, markets reached a turning point over the summer of 2011 as investors reacted negatively to Europe's sovereign-debt issues and the bitter debates over the U.S. budget and national deficit. Tax policy also remained unsettled, causing companies to hold back on hiring and capital investment. In Japan, twin natural disasters in March 2011 disrupted global supply chains in several industries for a number of months. In addition, stock sectors tended to trade as groups, thus blunting, somewhat, potential gains by individual companies. The highly correlated moves over the 12-month period certainly posed a challenge to investors, especially those who choose stocks individually rather than betting on certain sectors or industries.

Q In that investment environment, which of the Fund's sector exposures or other investment strategies had beneficial effects on performance over the 12 months ended November 30, 2011, and which investment strategies hurt performance?

A The Fund's sector weightings derive from our individual stock selections and the size of our commitments to those companies. Our decision to substantially overweight the Fund to the strong health care sector enhanced the


4    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11
   good returns produced by several Fund holdings in the sector. The Fund enjoyed good results in the energy and consumer discretionary sectors as well, where smaller portfolio overweights also boosted returns. Conversely, sector weakness in materials and telecom services, the two most disappointing areas during the 12-month period, were magnified by some of the Fund's individual holdings in those sectors. Anemic business conditions overall made financials the third-weakest of the Fund's sector allocations during the period.

Q Which stocks contributed the most to the Fund's performance during the 12-month period ended November 30, 2011?

A The number one individual performer in the portfolio over the 12-month period was Nuance Communications, a leader in voice recognition and text-to-voice software. In addition to its line of consumer products, Nuance has developed solutions for a wide range of business settings. In medicine, for example, Nuance's products automate information management by using physicians' dictated notes to fill in essential forms, which saves both time and money. We believe Nuance has the potential to show substantial growth and currently maintain a large position in the Fund's portfolio.

   Pharmasset led the Fund's holdings in health care over the period, thanks to the company's pending acquisition by Gilead (which is not held in the portfolio). Pharmasset is developing a drug to combat Hepatitis C without the harmful side effects caused by existing therapies. We took advantage of the big premium offered by Gilead to book profits for the Fund on the Pharmasset position. Also in health care, Abiomed performed well for the Fund. The company has enjoyed wide acceptance of its Impella product--a tiny device that is inserted into the heart and then takes over the pumping function, allowing the heart to rest and heal.

   In energy, Cabot Oil and Gas, an independent oil and gas exploration company, performed well for the Fund. Cabot has enjoyed significant growth thanks to its large reserves of shale and oil, and production growth and execution have moved smoothly in recent quarters. In the consumer discretionary sector, Estee Lauder also performed well for the Fund. The company has undergone a fundamental transformation from what was a family business, and a new CEO has introduced better efficiencies and brought to bear new ideas aimed at satisfying customers.

Q Which stocks detracted from the Fund's results over the 12-month period ended November 30, 2011?

A Owning Virginia-based NII Holdings hurt the Fund's performance during the 12-month period. NII is a wireless provider with activities focusing on Brazil and Mexico. The company ran afoul of currency exchange problems


                Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     5
   that adversely affected its earnings during the period. In addition, competition has begun to emerge that has put pressure on prices and reduced the possible value of each new customer. Another disappointing Fund holding was bottle maker Owens Illinois. The company operates in a very disciplined marketplace in which companies traditionally do not compete for established customers. During the economic downturn, Owens decided to forego its Anheuser-Busch contract and focus instead on higher-profit arrangements with regional brewers. Unfortunately, unexpected packaging costs cut margins on the contracts. Also, Owens was slow to reactivate manufacturing capacity that had been idled during the recession.

   The Fund's holding in SPX also detracted from performance. SPX provides high-tech measuring equipment and advanced pumping technology in industrial settings and is also a worldwide maker of electrical transformers. Along with many industrial companies, the company's shares were weak over the summer of 2011 amid economic uncertainty. SPX is seeing backlogs increase in all of its businesses as conditions improve. We timed this Fund investment poorly, but remain optimistic about an earnings turnaround for SPX.

   Although the Fund's shares in biotech company Amarin also fell sharply during the 12-month period, we have been encouraged about the outlook for some of the company's products currently undergoing clinical tests. One Amarin formulation has shown the ability to lower triglycerides, with the unexpected additional benefit of lowering LDL cholesterol, something that competing drugs have not been able to do. Amarin's shares have fallen to below pre-trial levels while the drug's patentability is under review.

Q Could you discuss the reasons why the Fund's benchmark was changed during the 12-month period ended November 30, 2011?

A The Fund's previous benchmark, the Russell 2500 Index, is comprised chiefly of companies with small- and mid-sized market capitalizations. Pioneer Equity Opportunity Fund, however, allows for a broader investment scope, including the opportunity to invest in both very large and very small companies. The new benchmark, the Russell 3000 Index, encompasses large, mid-cap and small-cap companies and thus more accurately reflects the Fund's actual investment practices. The new benchmark was adopted on November 1, 2011.

Q What is your outlook for upcoming quarters, both for the economy and the Fund's investment prospects?

A Many of the forces that influenced the market over the past year ended November 30, 2011, remain in place. Europe's sovereign-debt crisis continues to threaten banks there, while questions remain about the pace of both


6    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11
   domestic and global economic growth. Nevertheless, the lion's share of publicly traded companies appear healthier than they have been in many years. Even during the 2007-2009 recession, companies generated huge cash flows and expanded profit margins beyond the levels that preceded the downturn. However, revenues have not increased apace.

   The Fund's portfolio is built on a foundation of investments in major global companies, followed by a tier of attractive value and growth companies, and topped off by a bundle of smaller, more volatile companies in industries such as biotechnology. We control the Fund's risk by owning several stocks and carefully weighting the portfolio's exposure to each. We think that, headwinds notwithstanding, our approach can find promising opportunities across all capitalization ranges in the year ahead.

   Note to Shareholders: As discussed on the preceding pages, on November 1, 2011, the Fund's benchmark was changed from the Russell 2500 Index to the Russell 3000 Index. For comparison purposes, we will continue to report returns for both the Russell 2500 Index and the Russell 3000 Index for one year from the date of the benchmark change. Returns for both the old and new benchmarks will appear in this annual report, and in the Fund's May 31, 2012, semiannual report.

   Note to Shareholders II: Effective November 2011, Rod Wright, senior vice president and portfolio manager at Pioneer, was added as a portfolio manager for the Fund. Mr. Wright and Mr. Horan are responsible for the daily management of the Fund.

Please refer to the Schedule of Investments on pages 16-21 for a full listing of Fund securities.


                Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     7

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise.

Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates.

Investments in high-yield or lower-rated securities are subject to greater-than-average risk.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.


8    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11

Portfolio Summary | 11/30/11

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                     19.8%
Health Care                                                16.1%
Consumer Discretionary                                     14.1%
Financials                                                 12.5%
Industrials                                                10.3%
Energy                                                      7.9%
Consumer Staples                                            7.5%
Utilities                                                   4.9%
Materials                                                   4.7%
Telecommunication Services                                  2.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total equity securities)*

 1.  Abiomed, Inc.                                         2.42%
---------------------------------------------------------------
 2.  Google, Inc.                                          2.25
---------------------------------------------------------------
 3.  ASM Lithography Holdings NV                           2.25
---------------------------------------------------------------
 4.  Amazon.com, Inc.                                      2.19
---------------------------------------------------------------
 5.  SPX Corp.                                             2.08
---------------------------------------------------------------
 6.  Oracle Corp.                                          2.04
---------------------------------------------------------------
 7.  Northeast Utilities Corp.                             2.02
---------------------------------------------------------------
 8.  Nuance Communications, Inc.                           1.98
---------------------------------------------------------------
 9.  Cardinal Health, Inc.                                 1.97
---------------------------------------------------------------
10.  Cabot Oil & Gas Corp.                                 1.95
---------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


                Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     9

Prices and Distributions | 11/30/11

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                  11/30/11                11/30/10
--------------------------------------------------------------------------------
       A                     $11.82                  $10.99
--------------------------------------------------------------------------------
       B                     $11.20                  $10.50
--------------------------------------------------------------------------------
       C                     $11.22                  $10.52
--------------------------------------------------------------------------------

Distributions per Share: 12/1/10-11/30/11
--------------------------------------------------------------------------------

                        Net
                     Investment          Short-Term           Long-Term
     Class             Income          Capital Gains        Capital Gains
       A                $ --               $ --                 $ --
--------------------------------------------------------------------------------
       B                $ --               $ --                 $ --
--------------------------------------------------------------------------------
       C                $ --               $ --                 $ --
--------------------------------------------------------------------------------

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies, representing approximately 98% of the investable U.S. equity market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 11-13.


10    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11

Performance Update | 11/30/11                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund at public offering price, compared to that of the Russell 2500 Index and Russell 3000 Index.

Average Annual Total Returns
(As of November 30, 2011)
--------------------------------------------------------------------------------
                                          Net Asset       Public Offering
Period                                    Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(12/1/04)                                 4.61%            3.73%
5 Years                                   0.80            -0.38
1 Year                                    7.55             1.37
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2011, as revised November 1, 2011)
--------------------------------------------------------------------------------
                                          Gross           Net
--------------------------------------------------------------------------------
                                          2.09%           1.25%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Equity     Russell          Russell
                      Opportunity Fund   2500 Index       3000 Index
12/31/2004            $ 9,425            $10,000          $10,000
11/30/2005            $10,064            $10,786          $10,602
11/30/2006            $12,104            $12,504          $12,134
11/30/2007            $13,402            $12,811          $12,990
11/30/2008            $ 7,225            $ 7,633          $ 7,942
11/30/2009            $ 9,538            $10,088          $10,100
11/30/2010            $11,712            $12,737          $11,376
11/30/2011            $12,596            $13,330          $12,171

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV returns represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2013, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     11

Performance Update | 11/30/11                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index and Russell 3000 Index.

Average Annual Total Returns
(As of November 30, 2011)
--------------------------------------------------------------------------------
                                         If               If
Period                                   Held             Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/1/04)                                 3.72%            3.72%
5 Years                                  -0.08            -0.08
1 Year                                    6.67             2.67
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2011, as revised November 1, 2011)
--------------------------------------------------------------------------------
                                         Gross            Net
--------------------------------------------------------------------------------
                                          2.97%            2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Equity     Russell          Russell
                      Opportunity Fund   2500 Index       3000 Index
12/31/2004            $10,000            $10,000          $10,000
11/30/2005            $10,615            $10,786          $10,602
11/30/2006            $12,648            $12,504          $12,134
11/30/2007            $13,884            $12,811          $12,990
11/30/2008            $ 7,411            $ 7,633          $ 7,942
11/30/2009            $ 9,705            $10,088          $10,100
11/30/2010            $11,808            $12,737          $11,376
11/30/2011            $12,595            $13,330          $12,171

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2013, for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11

Performance Update | 11/30/11                          Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index and Russell 3000 Index.

Average Annual Total Returns
(As of November 30, 2011)
--------------------------------------------------------------------------------
                                         If               If
Period                                   Held             Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/1/04)                                 3.74%            3.74%
5 Years                                  -0.07            -0.07
1 Year                                    6.65             6.65
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2011, as revised November 1, 2011)
--------------------------------------------------------------------------------
                                         Gross            Net
--------------------------------------------------------------------------------
                                          2.84%            2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Equity     Russell          Russell
                      Opportunity Fund   2500 Index       3000 Index
12/31/2004            $10,000            $10,000          $10,000
11/30/2005            $10,605            $10,786          $10,602
11/30/2006            $12,658            $12,504          $12,134
11/30/2007            $13,894            $12,811          $12,990
11/30/2008            $ 7,421            $ 7,633          $ 7,942
11/30/2009            $ 9,715            $10,088          $10,100
11/30/2010            $11,829            $12,737          $11,376
11/30/2011            $12,616            $13,330          $12,171

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2013, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)   Divide your account value by $1,000
      Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity Fund

Based on actual returns from June 1, 2011, through November 30, 2011.

--------------------------------------------------------------------------------
Share Class                            A               B               C
--------------------------------------------------------------------------------
Beginning Account Value            $1,000.00       $1,000.00       $1,000.00
on 6/1/11
--------------------------------------------------------------------------------
Ending Account Value                 $905.00         $901.77         $901.90
(after expenses)
on 11/30/11
--------------------------------------------------------------------------------
Expenses Paid During Period*           $5.97          $10.25          $10.25
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


14    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2011, through November 30, 2011.

--------------------------------------------------------------------------------
Share Class                            A               B               C
--------------------------------------------------------------------------------
Beginning Account Value            $1,000.00       $1,000.00       $1,000.00
on 6/1/11
--------------------------------------------------------------------------------
Ending Account Value               $1,018.80       $1,014.29       $1,014.29
(after expenses)
on 11/30/11
--------------------------------------------------------------------------------
Expenses Paid During Period*           $6.33          $10.86          $10.86
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     15

Schedule of Investments | 11/30/11

--------------------------------------------------------------------------
 Shares                                                        Value
--------------------------------------------------------------------------
            COMMON STOCKS -- 109.3%
            ENERGY -- 8.6%
            Integrated Oil & Gas -- 2.1%
  3,900     ConocoPhillips, Inc.                               $   278,148
  2,500     Occidental Petroleum Corp.                             247,250
                                                               -----------
                                                               $   525,398
--------------------------------------------------------------------------
            Oil & Gas Equipment & Services -- 1.9%
  4,840     Cameron International Corp.*                       $   261,312
  3,000     National-Oilwell Varco, Inc.                           215,100
                                                               -----------
                                                               $   476,412
--------------------------------------------------------------------------
            Oil & Gas Exploration & Production -- 4.6%
  5,970     Cabot Oil & Gas Corp.                              $   528,882
  6,390     EQT Corp.                                              396,244
  5,570     Southwestern Energy Co.*                               211,939
                                                               -----------
                                                               $ 1,137,065
                                                               -----------
            Total Energy                                       $ 2,138,875
--------------------------------------------------------------------------
            MATERIALS -- 5.1%
            Diversified Metals & Mining -- 0.9%
  5,400     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   213,840
--------------------------------------------------------------------------
            Fertilizers & Agricultural Chemicals -- 0.6%
  3,000     The Mosaic Co.                                     $   158,280
--------------------------------------------------------------------------
            Metal & Glass Containers -- 1.4%
 11,000     Crown Holdings, Inc.*                              $   355,410
--------------------------------------------------------------------------
            Specialty Chemicals -- 2.2%
  6,400     Celanese Corp.                                     $   297,536
  4,300     Ecolab, Inc.                                           245,186
                                                               -----------
                                                               $   542,722
                                                               -----------
            Total Materials                                    $ 1,270,252
--------------------------------------------------------------------------
            CAPITAL GOODS -- 9.5%
            Electrical Component & Equipment -- 0.7%
  4,097     AMETEK, Inc.                                       $   175,515
--------------------------------------------------------------------------
            Industrial Conglomerates -- 1.8%
  9,570     Danaher Corp.                                      $   462,997
--------------------------------------------------------------------------
            Industrial Machinery -- 7.0%
  7,770     Crane Co.                                          $   372,882
  4,780     Gardner Denver, Inc.                                   409,742
 10,247     Idex Corp.                                             373,606
    254     Snap-On, Inc.                                           13,030
  8,920     SPX Corp.                                              565,528
                                                               -----------
                                                               $ 1,734,788
                                                               -----------
            Total Capital Goods                                $ 2,373,300
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11

----------------------------------------------------------------------
 Shares                                                    Value
----------------------------------------------------------------------
            TRANSPORTATION -- 1.8%
            Airlines -- 1.8%
  8,400     Allegiant Travel Co.*                          $   437,472
                                                           -----------
            Total Transportation                           $   437,472
----------------------------------------------------------------------
            AUTOMOBILES & COMPONENTS -- 3.3%
            Auto Parts & Equipment -- 1.2%
  7,000     Lear Corp.                                     $   293,510
----------------------------------------------------------------------
            Automobile Manufacturers -- 0.6%
 12,900     Ford Motor Corp.*                              $   136,740
----------------------------------------------------------------------
            Motorcycle Manufacturers -- 1.5%
  9,710     Harley-Davidson, Inc.                          $   357,037
                                                           -----------
            Total Automobiles & Components                 $   787,287
----------------------------------------------------------------------
            CONSUMER DURABLES & APPAREL -- 3.2%
            Apparel, Accessories & Luxury Goods -- 1.5%
 15,250     Hanesbrands, Inc.*                             $   375,608
----------------------------------------------------------------------
            Homebuilding -- 0.7%
  8,420     Toll Brothers, Inc.*                           $   171,010
----------------------------------------------------------------------
            Leisure Products -- 1.0%
 13,980     Brunswick Corp.                                $   260,308
                                                           -----------
            Total Consumer Durables & Apparel              $   806,926
----------------------------------------------------------------------
            CONSUMER SERVICES -- 5.6%
            Hotels, Resorts & Cruise Lines -- 3.0%
  7,360     Starwood Hotels & Resorts, Inc.                $   350,925
 11,390     Wyndham Worldwide Corp.                            403,776
                                                           -----------
                                                           $   754,701
----------------------------------------------------------------------
            Restaurants -- 2.6%
  1,000     Chipotle Mexican Grill, Inc.*                  $   321,560
  7,440     Starbucks Corp.                                    323,491
                                                           -----------
                                                           $   645,051
                                                           -----------
            Total Consumer Services                        $ 1,399,752
----------------------------------------------------------------------
            RETAILING -- 3.4%
            Apparel Retail -- 1.0%
  8,900     Guess?, Inc.                                   $   250,268
----------------------------------------------------------------------
            Internet Retail -- 2.4%
  3,100     Amazon.com, Inc.*                              $   596,099
                                                           -----------
            Total Retailing                                $   846,367
----------------------------------------------------------------------
            FOOD, BEVERAGE & TOBACCO -- 5.7%
            Packaged Foods & Meats -- 2.0%
 10,490     McCormick & Co, Inc.                           $   510,863
----------------------------------------------------------------------
            Soft Drinks -- 0.9%
  3,200     Fomento Economico Mexicano SA de CV            $   218,272
----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     17

-------------------------------------------------------------------
 Shares                                                 Value
-------------------------------------------------------------------
            Tobacco -- 2.8%
 12,900     Altria Group, Inc.                          $   370,101
  2,900     Lorillard, Inc.                                 323,698
                                                        -----------
                                                        $   693,799
                                                        -----------
            Total Food, Beverage & Tobacco              $ 1,422,934
-------------------------------------------------------------------
            HOUSEHOLD & PERSONAL PRODUCTS -- 2.5%
            Household Products -- 1.4%
  7,700     Church & Dwight Co., Inc.                   $   340,725
-------------------------------------------------------------------
            Personal Products -- 1.1%
  2,350     Estee Lauder Co.                            $   277,253
                                                        -----------
            Total Household & Personal Products         $   617,978
-------------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SERVICES -- 9.4%
            Health Care Distributors -- 2.1%
 12,600     Cardinal Health, Inc.                       $   534,996
-------------------------------------------------------------------
            Health Care Equipment -- 6.6%
 32,620     Abiomed, Inc.*                              $   656,965
  8,000     Covidien, Ltd.                                  364,400
  3,800     HeartWare International, Inc.*                  262,200
 19,120     Insulet Corp.*                                  355,250
                                                        -----------
                                                        $ 1,638,815
-------------------------------------------------------------------
            Health Care Technology -- 0.7%
  4,800     WebMD Health Corp.*                         $   173,856
                                                        -----------
            Total Health Care Equipment & Services      $ 2,347,667
-------------------------------------------------------------------
            PHARMACEUTICALS & BIOTECHNOLOGY -- 8.1%
            Biotechnology -- 3.6%
  9,100     Achillion Pharmaceuticals, Inc.*            $    60,515
 44,000     Amarin Corp., Plc*                              307,120
  6,890     Cubist Pharmaceuticals, Inc.*                   265,747
  6,800     Inhibitex, Inc.*                                 99,280
 27,200     NPS Pharmaceuticals, Inc.*                      154,496
                                                        -----------
                                                        $   887,158
-------------------------------------------------------------------
            Pharmaceuticals -- 4.5%
 19,700     Pfizer, Inc.                                $   395,379
 11,800     Salix Pharmaceuticals, Ltd.*                    520,852
  3,300     Watson Pharmaceuticals, Inc.*                   213,246
                                                        -----------
                                                        $ 1,129,477
                                                        -----------
            Total Pharmaceuticals & Biotechnology       $ 2,016,635
-------------------------------------------------------------------
            BANKS -- 5.1%
            Regional Banks -- 5.1%
 10,800     CIT Group, Inc.*                            $   365,688
  5,960     City National Corp.                             252,823
  7,650     Signature Bank Corp.*                           446,990

The accompanying notes are an integral part of these financial statements.

18    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11

---------------------------------------------------------------------------
 Shares                                                         Value
---------------------------------------------------------------------------
            Regional Banks -- (continued)
 11,200     SunTrust Banks, Inc.                                $   203,056
                                                                -----------
                                                                $ 1,268,557
                                                                -----------
            Total Banks                                         $ 1,268,557
---------------------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 5.4%
            Consumer Finance -- 4.7%
  6,100     American Express Co.                                $   293,044
 21,800     Discover Financial Services, Inc.                       519,276
  9,960     First Cash Financial Services, Inc.*                    361,548
                                                                -----------
                                                                $ 1,173,868
---------------------------------------------------------------------------
            Investment Banking & Brokerage -- 0.7%
 10,610     TD Ameritrade Holding Corp.                         $   172,837
                                                                -----------
            Total Diversified Financials                        $ 1,346,705
---------------------------------------------------------------------------
            REAL ESTATE -- 3.2%
            Office Real Estate Investment Trust -- 2.0%
  3,190     Alexandria Real Estate Equities, Inc.               $   209,136
 16,460     BioMed Property Trust, Inc.                             293,153
                                                                -----------
                                                                $   502,289
---------------------------------------------------------------------------
            Residential Real Estate Investment Trust -- 1.2%
  7,300     American Campus Communities, Inc.                   $   287,182
                                                                -----------
            Total Real Estate                                   $   789,471
---------------------------------------------------------------------------
            SOFTWARE & SERVICES -- 14.5%
            Application Software -- 6.0%
 24,900     Aspen Technology, Inc.*                             $   444,465
 60,470     Compuware Corp.*                                        499,482
 21,880     Nuance Communications, Inc.*                            537,810
                                                                -----------
                                                                $ 1,481,757
---------------------------------------------------------------------------
            Data Processing & Outsourced Services -- 1.3%
    900     MasterCard, Inc.                                    $   337,095
---------------------------------------------------------------------------
            Internet Software & Services -- 4.1%
  1,020     Google, Inc.*                                       $   611,378
 25,510     Yahoo!, Inc.*                                           400,762
                                                                -----------
                                                                $ 1,012,140
---------------------------------------------------------------------------
            Systems Software -- 3.1%
  8,300     Microsoft Corp.                                     $   212,314
 17,700     Oracle Corp.                                            554,895
                                                                -----------
                                                                $   767,209
                                                                -----------
            Total Software & Services                           $ 3,598,201
---------------------------------------------------------------------------
            TECHNOLOGY HARDWARE & EQUIPMENT -- 2.2%
            Computer Hardware -- 1.7%
  1,100     Apple, Inc.*                                        $   420,420
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     19

--------------------------------------------------------------------------
 Shares                                                        Value
--------------------------------------------------------------------------
              Electronic Components -- 0.5%
    3,300     Rogers Corp.*                                    $   131,010
                                                               -----------
              Total Technology Hardware & Equipment            $   551,430
--------------------------------------------------------------------------
              SEMICONDUCTORS -- 4.9%
              Semiconductor Equipment -- 2.5%
   15,440     ASM Lithography Holdings NV                      $   610,343
--------------------------------------------------------------------------
              Semiconductors -- 2.4%
    7,520     Analog Devices, Inc.                             $   262,147
   69,600     Entropic Communications, Inc.*                       346,608
                                                               -----------
                                                               $   608,755
                                                               -----------
              Total Semiconductors                             $ 1,219,098
--------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES -- 2.4%
              Integrated Telecommunication Services -- 2.4%
    6,100     CenturyLink, Inc.                                $   228,872
    9,900     Verizon Communications, Inc.                         373,527
                                                               -----------
                                                               $   602,399
                                                               -----------
              Total Telecommunication Services                 $   602,399
--------------------------------------------------------------------------
              UTILITIES -- 5.4%
              Electric Utilities -- 2.2%
   15,900     Northeast Utilities, Inc.                        $   550,299
--------------------------------------------------------------------------
              Multi-Utilities -- 3.2%
   20,570     CMS Energy Corp.                                 $   430,324
   10,960     Wisconsin Energy Corp.                               363,653
                                                               -----------
                                                               $   793,977
                                                               -----------
              Total Utilities                                  $ 1,344,276
--------------------------------------------------------------------------
              TOTAL COMMON STOCKS
              (Cost $23,963,799)                               $27,185,582
--------------------------------------------------------------------------
              TOTAL INVESTMENT IN SECURITIES -- 109.3%
              (Cost $23,963,799) (a)                           $27,185,582
--------------------------------------------------------------------------
              OTHER ASSETS AND LIABILITIES -- (9.3)%           $(2,315,581)
--------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                       $24,870,001
==========================================================================

*     Non-income producing security.

(a) At November 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $24,309,670 was as follows:

          Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost                   $3,887,910
          Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value                   (1,011,998)
                                                                        ----------
          Net unrealized gain                                           $2,875,912
                                                                        ==========

The accompanying notes are an integral part of these financial statements.

20    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2011 aggregated $24,553,900 and $27,132,770, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund's assets:

-------------------------------------------------------------------------------
                   Level 1            Level 2         Level 3       Total
-------------------------------------------------------------------------------
 Common Stocks     $27,185,582        $--             $--           $27,185,582
-------------------------------------------------------------------------------
 Total             $27,185,582        $--             $--           $27,185,582
===============================================================================

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     21

Statement of Assets and Liabilities | 11/30/11

ASSETS:
  Investment in securities, at value (cost $23,963,799)     $27,185,582
  Cash                                                          752,977
  Receivables --
   Investment securities sold                                   153,931
   Fund shares sold                                               1,772
   Dividends                                                     36,435
   Due from Pioneer Investment Management, Inc.                  32,489
  Other                                                          30,091
-----------------------------------------------------------------------
     Total assets                                           $28,193,277
-----------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                          $    28,796
   Fund shares repurchased                                    3,234,463
  Due to affiliates                                               9,426
  Accrued expenses                                               50,591
-----------------------------------------------------------------------
     Total liabilities                                      $ 3,323,276
-----------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                           $30,044,091
  Undistributed net investment income                             3,001
  Accumulated net realized loss on investments               (8,398,874)
  Net unrealized gain on investments                          3,221,783
-----------------------------------------------------------------------
     Total net assets                                       $24,870,001
=======================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $15,749,140/1,332,341 shares)           $     11.82
  Class B (based on $2,308,406/206,135 shares)              $     11.20
  Class C (based on $6,812,455/607,219 shares)              $     11.22
MAXIMUM OFFERING PRICE:
  Class A ($11.82 [divided by] 94.25%)                      $     12.54
=======================================================================

The accompanying notes are an integral part of these financial statements.

22    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11

Statement of Operations

For the Year Ended 11/30/11

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,488)       $307,848
  Income from securities loaned, net                           3,177
-------------------------------------------------------------------------------------
     Total investment income                                               $  311,025
-------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $211,413
  Transfer agent fees and expenses
   Class A                                                    42,160
   Class B                                                    11,287
   Class C                                                    14,301
  Distribution fees
   Class A                                                    45,740
   Class B                                                    28,096
   Class C                                                    70,829
  Shareholder communications expense                          32,841
  Administrative reimbursements                                8,327
  Custodian fees                                               9,563
  Registration fees                                           53,242
  Professional fees                                           51,914
  Printing expense                                            24,965
  Fees and expenses of nonaffiliated trustees                  7,233
  Miscellaneous                                                1,302
-------------------------------------------------------------------------------------
     Total expenses                                                        $  613,213
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                           (171,825)
-------------------------------------------------------------------------------------
     Net expenses                                                          $  441,388
-------------------------------------------------------------------------------------
       Net investment loss                                                 $ (130,363)
-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                         $3,120,505
-------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                             $ (472,152)
-------------------------------------------------------------------------------------
  Net gain on investments                                                  $2,648,353
-------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                     $2,517,990
=====================================================================================

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     23

Statements of Changes in Net Assets

------------------------------------------------------------------------------------------
                                                            Year Ended         Year Ended
                                                            11/30/11           11/30/10
------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                         $  (130,363)       $   (89,779)
Net realized gain on investments                              3,120,505          3,301,654
Change in net unrealized gain (loss) on investments            (472,152)         1,688,664
------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations     $ 2,517,990        $ 4,900,539
------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                $12,427,635        $12,110,787
Cost of shares repurchased                                  (17,776,286)       (12,131,028)
------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund share
     transactions                                           $(5,348,651)       $   (20,241)
------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                    $(2,830,661)       $ 4,880,298
NET ASSETS:
Beginning of year                                            27,700,662         22,820,364
------------------------------------------------------------------------------------------
End of year                                                 $24,870,001        $27,700,662
------------------------------------------------------------------------------------------
Undistributed net investment income                         $     3,001        $       212
==========================================================================================

The accompanying notes are an integral part of these financial statements.

24    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11

------------------------------------------------------------------------------------------
                                  '11 Shares     '11 Amount      '10 Shares   '10 Amount
------------------------------------------------------------------------------------------
Class A
Shares sold                          872,207     $ 9,973,103       920,444     $9,325,074
Less shares repurchased           (1,169,009)    (13,862,541)     (809,642)    (8,124,064)
------------------------------------------------------------------------------------------
   Net increase (decrease)          (296,802)    $(3,889,438)      110,802     $1,201,010
==========================================================================================
Class B
Shares sold or exchanged              28,208     $   329,490        50,527     $  504,177
Less shares repurchased             (106,067)     (1,214,728)     (138,567)    (1,326,249)
------------------------------------------------------------------------------------------
   Net decrease                      (77,859)    $  (885,238)      (88,040)    $ (822,072)
==========================================================================================
Class C
Shares sold                          190,416     $ 2,125,042       229,674     $2,281,536
Less shares repurchased             (230,735)     (2,699,017)     (279,772)    (2,680,715)
------------------------------------------------------------------------------------------
   Net decrease                      (40,319)    $  (573,975)      (50,098)    $ (399,179)
==========================================================================================

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     25

Financial Highlights

----------------------------------------------------------------------------------------------------------------------------------
                                                                    Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                    11/30/11     11/30/10     11/30/09     11/30/08     11/30/07
----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                $ 10.99      $  8.95      $  6.78      $ 12.59      $ 12.51
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                       $ (0.02)     $ (0.01)     $  0.03(a)   $  0.04      $ (0.02)
 Net realized and unrealized gain (loss) on investments                0.85         2.05         2.14        (5.84)        1.32
----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                $  0.83      $  2.04      $  2.17      $ (5.80)     $  1.30
Distributions to shareowners:
 Net realized gain                                                       --           --           --        (0.01)       (1.22)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                          $  0.83      $  2.04      $  2.17      $ (5.81)     $  0.08
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $ 11.82      $ 10.99      $  8.95      $  6.78      $ 12.59
==================================================================================================================================
Total return*                                                          7.55%       22.79%       32.01%      (46.09)%      10.73%
Ratio of net expenses to average net assets+                           1.25%        1.25%        1.25%        1.26%        1.26%
Ratio of net investment income (loss) to average net assets+          (0.14)%      (0.04)%       0.37%        0.24%       (0.19)%
Portfolio turnover rate                                                  89%         100%         110%          96%          94%
Net assets, end of period (in thousands)                            $15,749      $17,906      $13,583      $11,817      $47,515
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                          1.89%        2.09%        2.31%        1.69%        1.38%
 Net investment loss                                                  (0.79)%      (0.88)%      (0.69)%      (0.19)%      (0.31)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                          1.25%        1.25%        1.25%        1.25%        1.25%
 Net investment income (loss)                                         (0.14)%      (0.04)%       0.37%        0.25%       (0.18)%
==================================================================================================================================

(a) The amount shown for a share outstanding does not correspond with the aggregate gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

26    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                     11/30/11     11/30/10     11/30/09     11/30/08     11/30/07
-----------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                 $10.50       $ 8.63       $  6.59      $ 12.36      $ 12.41
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                 $(0.14)      $(0.10)      $ (0.04)     $ (0.09)     $ (0.10)
 Net realized and unrealized gain (loss) on investments                0.84         1.97          2.08        (5.67)        1.27
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                 $ 0.70       $ 1.87       $  2.04      $ (5.76)     $  1.17
Distributions to shareowners:
 Net realized gain                                                       --           --            --        (0.01)       (1.22)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                           $ 0.70       $ 1.87       $  2.04      $ (5.77)     $ (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $11.20       $10.50       $  8.63      $  6.59      $ 12.36
===================================================================================================================================
Total return*                                                          6.67%       21.67%        30.96%      (46.62)%       9.77%
Ratio of net expenses to average net assets+                           2.15%        2.15%         2.15%        2.16%        2.16%
Ratio of net investment loss to average net assets+                   (1.05)%      (0.95)%       (0.49)%      (0.64)%      (1.09)%
Portfolio turnover rate                                                  89%         100%          110%          96%          94%
Net assets, end of period (in thousands)                             $2,308       $2,982       $ 3,209      $ 3,357      $11,575
Ratios with no waiver of fees and assumption of expenses by the
 Adviser and no reduction for fees paid indirectly:
 Net expenses                                                          2.85%        2.97%         3.10%        2.54%        2.19%
 Net investment loss                                                  (1.76)%      (1.77)%       (1.44)%      (1.02)%      (1.12)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                          2.15%        2.15%         2.15%        2.15%        2.15%
 Net investment loss                                                  (1.05)%      (0.95)%       (0.49)%      (0.63)%      (1.08)%
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     27

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                     11/30/11     11/30/10     11/30/09     11/30/08     11/30/07
-----------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                 $10.52       $ 8.64       $ 6.60       $ 12.37      $ 12.42
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                 $(0.12)      $(0.09)      $(0.04)      $ (0.10)     $ (0.11)
 Net realized and unrealized gain (loss) on investments                0.82         1.97         2.08         (5.66)        1.28
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                 $ 0.70       $ 1.88       $ 2.04       $ (5.76)     $  1.17
Distributions to shareowners:
 Net realized gain                                                       --           --           --         (0.01)       (1.22)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                           $ 0.70       $ 1.88       $ 2.04       $ (5.77)     $ (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $11.22       $10.52       $ 8.64       $  6.60      $ 12.37
===================================================================================================================================
Total return*                                                          6.65%       21.76%       30.91%       (46.59)%       9.77%
Ratio of net expenses to average net assets+                           2.15%        2.15%        2.15%         2.16%        2.13%
Ratio of net investment loss to average net assets+                   (1.05)%      (0.94)%      (0.51)%       (0.65)%      (1.02)%
Portfolio turnover rate                                                  89%         100%         110%           96%          94%
Net assets, end of period (in thousands)                             $6,812       $6,813       $6,028       $ 6,342      $22,498
Ratios with no waiver of fees and assumption of expenses by
 the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                          2.63%        2.84%        3.03%         2.45%        2.15%
 Net investment loss                                                  (1.53)%      (1.63)%      (1.39)%       (0.94)%      (1.04)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                          2.15%        2.15%        2.15%         2.15%        2.12%
 Net investment loss                                                  (1.05)%      (0.94)%      (0.51)%       (0.64)%      (1.01)%
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

28    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11

Notes to Financial Statements | 11/30/11

1. Organization and Significant Accounting Policies

Pioneer Equity Opportunity Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth. As a secondary objective, the Fund may seek income. The Fund was organized on August 3, 2004, and commenced operations on December 1, 2004.

The Fund offers three classes of shares designated as Class A, Class B and Class C shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     29

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ from exchange prices. At November 30, 2011, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


30    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by Federal and state tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

   At November 30, 2011, the Fund reclassified $133,152 to decrease accumulated net investment loss, $23,496 to decrease accumulated net realized loss on investments and $156,648 to decrease paid-in capital to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

   At November 30, 2011, the Fund had a net capital loss carryforward of $8,050,002 which will expire in 2017 if not utilized.

   There were no distributions paid during the years ended November 30, 2011 and November 30, 2010, respectively.

   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2011:

   ----------------------------------------------------------------------------
                                                                          2011
   ----------------------------------------------------------------------------
    Distributable Earnings:
    Capital loss carryforward                                      $(8,050,002)
    Unrealized appreciation                                          2,875,912
   ----------------------------------------------------------------------------
       Total                                                       $(5,174,090)
   ============================================================================

                   Pioneer Equity Opportunity Fund | Annual Report |
11/30/11     31

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax basis adjustments on Real Estate Investment Trust (REIT) holdings.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $4,171 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2011.

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
   Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B and Class C shares can reflect different transfer agent and distribution expense rates.

E. Risks

   Investing in small and mid-sized companies may offer the potential for higher returns, but such companies are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. In addition, the Fund may invest in real estate investment trust ("REIT") securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.


32    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11

F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

G. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. For the year ended November 30, 2011, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.75% of the Fund's average net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares,


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     33
respectively. Fees waived and expenses reimbursed during the year ended
November 30, 2011 are reflected on the Statement of Operations. These expense limitations are in effect through April 1, 2013 for Class A, Class B and Class
C shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $574 in management fees, administrative costs and certain other reimbursements payable to PIM at November 30, 2011.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended November 30, 2011, such out-of-pocket expenses by class of shares were as follows:

-------------------------------------------------------------------------------
 Shareholder Communications:
-------------------------------------------------------------------------------
 Class A                                                                $19,370
 Class B                                                                  4,560
 Class C                                                                  8,911
-------------------------------------------------------------------------------
    Total                                                               $32,841
===============================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $8,488 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at November 30, 2011.

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B


34    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11
shares and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $364 in distribution fees payable to PFD at November 30, 2011.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. Proceeds from the CDSCs are paid to PFD. For the year ended November 30, 2011, CDSCs in the amount of $2,331 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended November 30, 2011, the Fund's expenses were not reduced under such arrangements.


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareowners of
Pioneer Equity Opportunity Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, of Pioneer Equity Opportunity Fund (the "Fund"), including the schedule of investments as of November 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Equity Opportunity Fund at November 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                        /s/ Ernst & Young LLP

Boston, Massachusetts
January 25, 2012

36    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Equity Opportunity Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2011 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2011, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in July 2011 and September 2011. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, October, and November, 2011 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 29, 2011, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex. In addition, the


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     37

Trustees considered PIM's plans to increase resources in its investment management function and other enhancements to PIM's advisory capabilities.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the first quintile of its Morningstar category for the one year period ended June 30, 2011, in the fourth quintile of its Morningstar category of the three year period ended June 30, 2011, and in the third quintile of its Morningstar category for the five year period ended June 30, 2011. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees discussed the Fund's underperformance in the three year period ended June 30, 2011 and considered the recent improvement in the Fund's performance. The Trustees indicated that they were satisfied with the information presented with respect to the Fund's performance.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2011 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoint in the management fee schedule


38    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11
and the reduced fee rate on assets over $1 billion. The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2011 was in the first quintile relative to its Strategic Insight peer group for the comparable period.

The Trustees reviewed gross and net management fees charged by PIM to its institutional and other clients, including publicly offered European funds, U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and to its other clients and considered the differences in management fees and profit margins for PIM's Fund and non-Fund services. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and the other client accounts. The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, rarely identifiable on a Fund-by-Fund basis, and that, among other factors that


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     39
may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


40    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Fund's Trustees and officers are listed on the following pages, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a trustee of each of the 55 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a trustee of 44 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     41

Interested Trustees

--------------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
--------------------------------------------------------------------------------
John F. Cogan, Jr. (85)*    Chairman of the Board,   Trustee since 2004.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (53)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                               Other Directorships
Name and Age                Principal Occupation                                               Held by this Trustee
-------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (85)*    Non-Executive Chairman and a director of Pioneer Investment        None
                            Management USA Inc. ("PIM-USA"); Chairman and a director of
                            Pioneer; Chairman and Director of Pioneer Institutional Asset
                            Management, Inc. (since 2006); Director of Pioneer Alternative
                            Investment Management Limited (Dublin) (until October 2011);
                            President and a director of Pioneer Alternative Investment Man-
                            agement (Bermuda) Limited and affiliated funds; Deputy Chair-
                            man and a director of Pioneer Global Asset Management S.p.A.
                            ("PGAM") (until April 2010); Director of PIOGLOBAL Real Estate
                            Investment Fund (Russia) (until June 2006); Director of Nano-C,
                            Inc. (since 2003); Director of Cole Management Inc. (2004 -
                            2011); Director of Fiduciary Counseling, Inc.; President and
                            Director of Pioneer Funds Distributor, Inc. ("PFD") (until May
                            2006); President of all of the Pioneer Funds; and Of Counsel,
                            Wilmer Cutler Pickering Hale and Dorr LLP
-------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (53)*   Director, CEO and President of PIM-USA (since February 2007);      None
                            Director and President of Pioneer and Pioneer Institutional Asset
                            Management, Inc. (since February 2007); Executive Vice Presi-
                            dent of all of the Pioneer Funds (since March 2007); Director of
                            PGAM (2007 - 2010); Head of New Europe Division, PGAM
                            (2000 - 2005); and Head of New Markets Division, PGAM
                            (2005 - 2007)
-------------------------------------------------------------------------------------------------------------------
* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

42    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11

Independent Trustees

-------------------------------------------------------------------------------
                        Position Held      Length of Service
Name and Age           with the Fund      and Term of Office
-------------------------------------------------------------------------------
David R. Bock (67)     Trustee            Trustee since 2005.
                                          Serves until a successor
                                          trustee is elected or
                                          earlier retirement or
                                          removal.
-------------------------------------------------------------------------------
Mary K. Bush (63)      Trustee            Trustee since 2004.
                                          Serves until a successor
                                          trustee is elected or
                                          earlier retirement or
                                          removal.

--------------------------------------------------------------------------------------------------------------------------
                                                                                            Other Directorships
Name and Age         Principal Occupation                                                   Held by this Trustee
--------------------------------------------------------------------------------------------------------------------------
David R. Bock (67)   Managing Partner, Federal City Capital Advisors (corporate advi-       Director of Enterprise Com-
                     sory services company) (1997 - 2004 and 2008 - present);               munity Investment, Inc.
                     Interim Chief Executive Officer, Oxford Analytica, Inc. (privately     (privately held affordable
                     held research and consulting company) (2010); Executive Vice           housing finance company)
                     President and Chief Financial Officer, I-trax, Inc. (publicly traded   (1985 - 2010); Director of
                     health care services company) (2004 - 2007); and Executive             Oxford Analytica, Inc. (2008
                     Vice President and Chief Financial Officer, Pedestal Inc. (internet-   - present); Director of The
                     based mortgage trading company) (2000 - 2002)                          Swiss Helvetia Fund, Inc.
                                                                                            (closed-end fund) (2010 -
                                                                                            present); and Director of
                                                                                            New York Mortgage Trust
                                                                                            (publicly traded mortgage
                                                                                            REIT) (2004 - 2009)
--------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (63)    Chairman, Bush International, LLC (international financial advi-       Director of Marriott Interna-
                     sory firm) (1991 - present); Senior Managing Director, Brock           tional, Inc. (2008 -
                     Capital Group, LLC (strategic business advisors) (2010 -               present); Director of Dis-
                     present); Managing Director, Federal Housing Finance Board             cover Financial Services
                     (oversight of Federal Home Loan Bank system) (1989 - 1991);            (credit card issuer and elec-
                     Vice President and Head of International Finance, Federal              tronic payment services)
                     National Mortgage Association (1988 - 1989); U.S. Alternate            (2007 - present); Former
                     Executive Director, International Monetary Fund (1984 - 1988);         Director of Briggs & Stratton
                     Executive Assistant to Deputy Secretary of the U.S. Treasury,          Co. (engine manufacturer)
                     U.S. Treasury Department (1982 - 1984); and Vice President             (2004 - 2009); Former
                     and Team Leader in Corporate Banking, Bankers Trust Co.                Director of UAL Corporation
                     (1976 - 1982)                                                          (airline holding company)
                                                                                            (2006 - 2010); Director of
                                                                                            ManTech International Cor-
                                                                                            poration (national security,

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     43

--------------------------------------------------------------------------------
                            Position Held    Length of Service
Name and Age                with the Fund    and Term of Office
--------------------------------------------------------------------------------
Mary K. Bush (continued)
--------------------------------------------------------------------------------
Benjamin M. Friedman (67)   Trustee          Trustee since 2008.
                                             Serves until a successor
                                             trustee is elected or
                                             earlier retirement or
                                             removal.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                           Other Directorships
Name and Age                Principal Occupation                                           Held by this Trustee
-------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (continued)                                                                   defense, and intelligence
                                                                                           technology firm) (2006 -
                                                                                           present); Member, Board of
                                                                                           Governors, Investment Com-
                                                                                           pany Institute (2007 -
                                                                                           present); Member, Board of
                                                                                           Governors, Independent
                                                                                           Directors Council (2007 -
                                                                                           present); Former Director of
                                                                                           Brady Corporation (2000 -
                                                                                           2007); Former Director of
                                                                                           Mortgage Guaranty Insur-
                                                                                           ance Corporation (1991 -
                                                                                           2006); Former Director of
                                                                                           Millennium Chemicals, Inc.
                                                                                           (commodity chemicals)
                                                                                           (2002 - 2005); Former
                                                                                           Director, R.J. Reynolds
                                                                                           Tobacco Holdings, Inc.
                                                                                           (tobacco) (1999 - 2005);
                                                                                           and Former Director of
                                                                                           Texaco, Inc. (1997 - 2001)
-------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (67)   William Joseph Maier Professor of Political Economy, Harvard   Trustee, Mellon Institutional
                            University (1972 - present)                                    Funds Investment Trust and
                                                                                           Mellon Institutional Funds
                                                                                           Master Portfolio (oversaw
                                                                                           17 portfolios in fund com-
                                                                                           plex) (1989 - 2008)
-------------------------------------------------------------------------------------------------------------------------

44    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11

----------------------------------------------------------------------
                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
----------------------------------------------------------------------
Margaret B.W. Graham (64)   Trustee         Trustee since 2004.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Thomas J. Perna (61)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Marguerite A. Piret (63)    Trustee         Trustee since 2004.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------
Stephen K. West (83)        Trustee         Trustee since 2004.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
----------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                               Other Directorships
Name and Age                Principal Occupation                                               Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (64)   Founding Director, Vice President and Corporate Secretary, The     None
                            Winthrop Group, Inc. (consulting firm) (1982 - present);
                            Desautels Faculty of Management, McGill University (1999 -
                            present); and Manager of Research Operations and Organiza-
                            tional Learning, Xerox PARC, Xerox's Advance Research Center
                            (1990 - 1994)
------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (61)        Chairman and Chief Executive Officer, Quadriserv, Inc. (technol-   Director, Broadridge Finan-
                            ogy products for securities lending industry) (2008 - present);    cial Solutions, Inc. (investor
                            private investor (2004 - 2008); and Senior Executive Vice Presi-   communications and securi-
                            dent, The Bank of New York (financial and securities services)     ties processing provider for
                            (1986 - 2004)                                                      financial services industry)
                                                                                               (2009 - present); and
                                                                                               Director, Quadriserv, Inc.
                                                                                               (2005 - present)
------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (63)    President and Chief Executive Officer, Newbury, Piret & Com-       Director of New America
                            pany, Inc. (investment banking firm) (1981 - present)              High Income Fund, Inc.
                                                                                               (closed-end investment
                                                                                               company) (2004 - present);
                                                                                               and member, Board of Gov-
                                                                                               ernors, Investment Company
                                                                                               Institute (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (83)        Senior Counsel, Sullivan & Cromwell LLP (law firm) (1998 -         Director, The Swiss Helvetia
                            present); and Partner, Sullivan & Cromwell LLP (prior to 1998)     Fund, Inc. (closed-end
                                                                                               investment company); and
                                                                                               Director, AMVESCAP, PLC
                                                                                               (investment manager)
                                                                                               (1997 - 2005)
------------------------------------------------------------------------------------------------------------------------------

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     45

Fund Officers

--------------------------------------------------------------------------------
                             Position Held         Length of Service
Name and Age                 with the Fund         and Term of Office
--------------------------------------------------------------------------------
Christopher J. Kelley (46)   Secretary             Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Carol B. Hannigan (50)       Assistant Secretary   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Thomas Reyes (49)            Assistant Secretary   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Mark E. Bradley (52)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Luis I. Presutti (46)        Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Gary Sullivan (53)           Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                 Principal Occupation                                                Held by this Officer
---------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (46)   Vice President and Associate General Counsel of Pioneer since       None
                             January 2008 and Secretary of all of the Pioneer Funds since
                             June 2010; Assistant Secretary of all of the Pioneer Funds from
                             September 2003 to May 2010; and Vice President and Senior
                             Counsel of Pioneer from July 2002 to December 2007
---------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (50)       Fund Governance Director of Pioneer since December 2006 and         None
                             Assistant Secretary of all the Pioneer Funds since June 2010;
                             Manager -- Fund Governance of Pioneer from December 2003 to
                             November 2006; and Senior Paralegal of Pioneer from January
                             2000 to November 2003
---------------------------------------------------------------------------------------------------------------------
Thomas Reyes (49)            Counsel of Pioneer since June 2007 and Assistant Secretary of       None
                             all the Pioneer Funds since June 2010; and Vice President and
                             Counsel at State Street Bank from October 2004 to June 2007
---------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (52)         Vice President -- Fund Accounting, Administration and Controller-   None
                             ship Services of Pioneer; Treasurer of all of the Pioneer Funds
                             since March 2008; Deputy Treasurer of Pioneer from March 2004 to February 2008; and Assistant Treasurer of all of the Pioneer
                             Funds from March 2004 to February 2008
---------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (46)        Assistant Vice President -- Fund Accounting, Administration and     None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------------
Gary Sullivan (53)           Fund Accounting Manager -- Fund Accounting, Administration          None
                             and Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------------

46    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11

--------------------------------------------------------------------------------
                        Position Held         Length of Service
Name and Age            with the Fund         and Term of Office
--------------------------------------------------------------------------------
David F. Johnson (32)   Assistant Treasurer   Since 2009. Serves at
                                              the discretion of the
                                              Board.
--------------------------------------------------------------------------------
Jean M. Bradley (59)    Chief Compliance      Since 2010. Serves at
                        Officer               the discretion of the
                                              Board.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                            Other Directorships
Name and Age            Principal Occupation                                                Held by this Officer
----------------------------------------------------------------------------------------------------------------
David F. Johnson (32)   Fund Administration Manager -- Fund Accounting, Administration      None
                        and Controllership Services since November 2008; Assistant
                        Treasurer of all of the Pioneer Funds since January 2009; and
                        Client Service Manager -- Institutional Investor Services at State
                        Street Bank from March 2003 to March 2007
----------------------------------------------------------------------------------------------------------------
Jean M. Bradley (59)    Chief Compliance Officer of Pioneer and of all the Pioneer Funds    None
                        since March 2010; Director of Adviser and Portfolio Compliance
                        at Pioneer since October 2005; and Senior Compliance Officer for Columbia Management Advisers, Inc. from October 2003 to
                        October 2005
----------------------------------------------------------------------------------------------------------------


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     47

                           This page for your notes.

48    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11

                           This page for your notes.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     49

                           This page for your notes.

50    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11

                           This page for your notes.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/11     51

                           This page for your notes.

52    Pioneer Equity Opportunity Fund | Annual Report | 11/30/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: us.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings to update its Form N-2 and issuance of comfort letters, totaled approximately $30,686 in 2011 and $30,686 in 2010.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related services provided to the Fund during the fiscal years ended
November 30, 2011 and 2010.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $8,290 and $8,290 for 2011 and 2010, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no fees for other services
provided to the Fund during the fiscal years ended
November 30, 2011 and 2010.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November, 2011 and 2010, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $8.290 in 2011 and $8,290 in 2010.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 27, 2012


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 27, 2012


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date January 27, 2012

* Print the name and title of each signing officer under his or her signature.